Vessel Operating Expenses (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Vessel Operating Expenses [Abstract]
Crew & crew related costs	$ 248	$ 5,254	$ 3,770
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	19	2,865	1,769
Lubricants	31	638	415
Insurances	39	781	534
Annual taxes and registration fees	10	232	151
Other	13	651	241
Total Vessel operating expenses	$ 360	$ 10,421	$ 6,880